UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    1001 Tahoe Blvd.
            Incline Village, NV 89451
13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	      Chief Operating Officer
Phone:	      (847) 239-7100
Signature, Place, and Date of Signing:

Steven M. Kleiman	Northbrook, Illinois	April 14, 2011

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  157

Form 13F Information Table Value Total: $4,140,632

List of Other Included Managers:  None

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                                                     VALUE   SHARES OR SH/ Put/  INVSTMT   OTHER  Voting Authority
NAME OF ISSUER          TITLE OF CLASS    CUSIP      (1000s) PRN AMT   PRN CALL  DISCRTN   Mgrs  a) Sole  b) Shared c) None
Aspen Insurance Hldg	PFD PRP INC EQ	G05384113	 18,358 	 337,620 	Sole		337,620
Bank of America	        7.25%CNV PFD L	060505682	 3,301 		 3,265 		Sole		3,265
Emmis Comm Corp	        PFD CV SER A	291525202	 3,514 		 219,483 	Sole		219,483
Fifth Third Bancorp	CNV PFD DEP1/250 316773209	 87,117 	 590,871 	Sole		590,871
New York Com Bancorp 	UNIT 99/99/9999	64944P307	 8,885 		 175,935 	Sole		175,935
Stanley Black & Decker  UNIT 99/99/9999	854502309	 97,775 	 810,204 	Sole		810,204
Wells Fargo & Company	PERP PFD CNV A	949746804	 19,255 	 18,600 	Sole		18,600
Durect Corporation	COM	        266605104	 3,663 		 1,017,386 	Sole		1,017,386
FiberTower Corp	        COM NEW	        31567R209	 4,588 		 2,282,658 	Sole		2,282,658
Fly Leasing	        SPONSORED ADR	34407D109	 306 		 22,097 	Sole		22,097
Hologic Inc	        COM	        436440101	 1,084 		 48,850 	Sole		48,850
MGIC Investment Corp	COM	        552848103	 992 		 111,600 	Sole		111,600
Molson Coors Brewing Co	CL B	        60871R209	 455 		 9,700 		Sole		3,744
ProShares UltraShort	PSHS ULTSH 20YR	74347R297	 3,744 		 100,000 	Sole		100,000
Radio One, Inc	        CL D NON VTG	75040P405	 1,950 		 1,000,000 	Sole		1,000,000
Teva Pharm	        ADR	        881624209	 7,776 		 154,999 	Sole		154,999
VelocityShares Daily	VIX SHT TRM FT	22542D761	 726 		 20,000 	Sole		20,000
General Motors Corp	JR PFD CNV SRB	37045V209	 8,107 		 168,200 	Sole		168,200
Molycorp, Inc.	        PFD CONV SER A	608753208	 4,440 		 39,230 	Sole		39,230
Raytheon Company	*W EXP 06/16/201 755111119	 680 		 52,500 	Sole		52,500
Ford Motor Co	        *W EXP 01/01/201 345370134	 13,604 	 2,132,250 	Sole		2,132,250
Iridium Communic Inc	*W EXP 02/14/201 46269C110	 757 		 316,900 	Sole		316,900
Owens Corning	        *W EXP 10/31/201 690742127	 104 		 29,434 	Sole		29,434
Iridium Communications  *W EXP 02/14/201 46269C128	 265 		 189,200 	Sole		189,200
JP Morgan Chase & Co.	*W EXP 10/28/201 46634E114	 3,769 		 224,639 	Sole		224,639
Wells Fargo & Company	*W EXP 10/28/201 949746119	 1,130 		 100,000 	Sole		100,000
Bank of America	        *W EXP 01/16/201 060505146	 797 		 103,900 	Sole		103,900
Zions Bancorporation	*W EXP 05/22/202 989701115	 702 		 100,000 	Sole		100,000
AAR Corp	        NOTE 1.750% 2/0	000361AH8	 4,408 		 3,948,000 	Sole
AGCO Corp	        NOTE 1.250%12/1	001084AM4	 1,408 		 950,000 	Sole
AMR Corporation	        NOTE 6.250%10/1	001765BC9	 19,228 	 18,595,000 	Sole
Advanced Micro Devices	NOTE 6.000% 5/0	007903AL1	 913 		 882,000 	Sole
Affiliated Managers Gr	NOTE 3.950% 8/1	008252AL2	 35,303 	 29,805,000 	Sole
Alcoa Inc	        NOTE 5.250% 3/1	013817AT8	 4,792 		 1,700,000 	Sole
Allergan, Inc	        NOTE 1.500% 4/0	018490AL6	 76,782 	 68,470,000 	Sole
Alliance Data Systems	NOTE 1.750% 8/0	018581AD0	 104,490 	 86,620,000 	Sole
Alliant Techsystems	NOTE 3.000% 8/1	018804AK0	 23,481 	 21,000,000 	Sole
Alliant Techsystems	NOTE 2.750% 9/1	018804AN4	 938 		 931,000 	Sole
Johnson & Johnson	SDCV 7/2	02261WAB5	 139,645 	 163,327,000 	Sole
American Med Sys Hldgs	NOTE 4.000% 9/1	02744MAB4	 1,503 		 1,122,000 	Sole
Amylin Pharmaceuticals	NOTE 3.000% 6/1	032346AF5	 1,358 		 1,570,000 	Sole
Annaly Mortgage Mngmt	NOTE 4.000% 2/1	035710AA0	 2,847 		 2,500,000 	Sole
Arcelormittal	        NOTE 5.000% 5/1	03938LAK0	 114,505 	 78,630,000 	Sole
Best Buy Co.	        SDCV 2.250% 1/1	086516AF8	 307 		 300,000 	Sole
BlackRock, Inc	        DBCV 2.625% 2/1	09247XAB7	 2,059 		 1,000,000 	Sole
Borgwarner Inc	        NOTE 3.500% 4/1	099724AF3	 3,054 		 1,250,000 	Sole
CapitalSource Inc	SDCV 4.000% 7/1	14055XAE2	 4,270 		 4,250,000 	Sole
CapitalSource Inc	NOTE 7.250% 7/1	14055XAG7	 22,486 	 21,673,000 	Sole
Central European Dist. 	NOTE 3.000% 3/1	153435AA0	 9,187 		 10,590,000 	Sole
Cephalon Inc	NOTE 2.000% 6/0	        156708AP4	 3,336 		 2,000,000 	Sole
Cephalon Inc	NOTE 2.500% 5/0	        156708AR0	 98,697 	 82,162,000 	Sole
Charles River Labs	NOTE 2.250% 6/1	159864AB3	 2,332 		 2,232,000 	Sole
Chemed Corporation	NOTE 1.875% 5/1	16359RAC7	 28,759 	 27,587,000 	Sole
Cheniere Energy	        NOTE 2.250% 8/0	16411RAE9	 7,172 		 8,800,000 	Sole
Chesapeake Energy Corp	NOTE 2.500% 5/1	165167CA3	 55,750 	 51,531,000 	Sole
China Medical Techn Inc	NOTE 4.000% 8/1	169483AC8	 19,090 	 21,300,000 	Sole
China Medical Techn Inc	NOTE 6.250%12/1	169483AE4	 10,675 	 10,000,000 	Sole
Danaher Corporation	NOTE 1/2	235851AF9	 78,996 	 52,350,000 	Sole
Delta Petroleum Corp	NOTE 3.750% 5/0	247907AD0	 9,583 		 10,767,000 	Sole
Dominion Resources Inc	NOTE 2.125%12/1	25746UAT6	 110,639 	 86,946,000 	Sole
DryShips Inc	        NOTE 5.000%12/0	262498AB4	 14,424 	 14,415,000 	Sole
EMC Corp	        NOTE 1.750%12/0	268648AK8	 3,310 		 2,000,000 	Sole
EMC Corp	        NOTE 1.750%12/0	268648AM4	 57,851 	 33,930,000 	Sole
Equity Residential Prop	NOTE 3.850% 8/1	26884AAV5	 2,075 		 2,000,000 	Sole
Eastman Kodak	        NOTE 7.000% 4/0	277461BJ7	 27,753 	 31,250,000 	Sole
Endeavor Intl Corp	NOTE 6.000% 1/1	29257MAB6	 30,460 	 30,383,000 	Sole
Endo Pharma Holding Inc NOTE 1.750% 4/1	29264FAB2	 2,812 		 2,000,000 	Sole
Energy Conversion Dev	NOTE 3.000% 6/1	292659AA7	 11,539 	 18,500,000 	Sole
EnPro Industries, Inc	DBCV 3.938%10/1	29355XAB3	 54,754 	 43,113,000 	Sole
Epicor Software Corp	NOTE 2.375% 5/1	29426LAA6	 423 		 410,000 	Sole
Excel Maritime Carriers	NOTE 1.875% 10/15 300668AA8	 17,966 	 23,796,000 	Sole
Exide Technologies	FRNT 9/1	302051AL1	 1,716 		 1,830,000 	Sole
Exterran Holdings Inc	NOTE 4.250% 6/1	30225XAA1	 81,685 	 66,075,000 	Sole
Thermo Fisher Scient	NOTE 3.250% 3/0	338032AX3	 101,236 	 73,468,000 	Sole
Genco Shipping & Trad	NOTE 5.000% 8/1	36869MAA3	 21,350 	 22,764,000 	Sole
Gilead Sciences, Inc.	NOTE 0.625% 5/0	375558AH6	 154,278 	 126,457,000 	Sole
GMX Resources Inc	NOTE 5.000% 2/0	38011MAB4	 9,649 		 10,211,000 	Sole
GMX Resources Inc	NOTE 4.500% 5/0	38011MAJ7	 8,882 		 10,898,000 	Sole
Goldcorp, Inc	        NOTE 2.000% 8/0	380956AB8	 113,984 	 89,487,000 	Sole
Wilson Greatbatch Tech	SDCV 2.250% 6/1	39153LAB2	 2,016 		 2,000,000 	Sole
Greenbrier Companies	NOTE 2.375% 5/1	393657AD3	 4,124 		 4,208,000 	Sole
Headwaters Incorporated	NOTE 2.500% 2/0	42210PAD4	 18,518 	 20,575,000 	Sole
Hertz Global Holdings	NOTE 5.250% 6/0	42805TAA3	 4,535 		 2,250,000 	Sole
Horizon Lines Inc	NOTE 4.250% 8/1	44044KAB7	 18,871 	 24,350,000 	Sole
Hutchinson Technology   NOTE 3.250% 1/1	448407AF3	 13,730 	 17,491,000 	Sole
Hutchinson Technology   NOTE 8.500% 1/1	448407AG1	 4,019 		 4,478,000 	Sole
iStar Financial	        FRNT 10/0	45031UBF7	 12,244 	 13,400,000 	Sole
Illumina Inc	        NOTE 0.625% 2/1	452327AB5	 5,029 		 1,570,000 	Sole
International Game Tech	NOTE 3.250% 5/0	459902AQ5	 170,910 	 147,974,000 	Sole
Interpublic Group	NOTE 4.750% 3/1	460690BE9	 64,110 	 50,655,000 	Sole
Life Technologies	NOTE 1.500% 2/1	46185RAK6	 154,601 	 132,990,000 	Sole
Life Technologies	NOTE 3.250% 6/1	46185RAM2	 2,783 		 2,502,000 	Sole
Janus Capital Group Inc	NOTE 3.250% 7/1	47102XAG0	 49,265 	 40,926,000 	Sole
Jefferies Group, Inc	DBCV 3.875%11/0	472319AG7	 33,897 	 32,515,000 	Sole
K-V Pharmaceutical	NOTE 2.500% 5/1	482740AC1	 3,988 		 5,300,000 	Sole
KEMET Corp	        NOTE 2.250%11/1	488360AB4	 6,130 		 6,161,000 	Sole
Level 3 Communications	NOTE 3.500% 6/1	52729NBK5	 4,394 		 4,438,000 	Sole
Level 3 Communications	NOTE 7.000% 3/1	52729NBP4	 51,245 	 42,950,000 	Sole
Level 3 Communications	NOTE 6.500%10/0	52729NBR0	 13,119 	 8,928,000 	Sole
Liberty Media	        DEB 3.500% 1/1	530715AN1	 770 		 1,355,000 	Sole
Liberty Media	        DEB 3.250% 3/1	530715AR2	 134,505 	 163,781,000 	Sole
Liberty Media	        DEB 3.125% 3/3	530718AF2	 95,666 	 80,392,000 	Sole
LifePoint Hospitals	NOTE 3.500% 5/1	53219LAH2	 2,387 		 2,229,000 	Sole
Live Nation Inc	        NOTE 2.875% 7/1	538034AB5	 2,266 		 2,450,000 	Sole
McMoRan Exploration	NOTE 5.250%10/0	582411AE4	 356 		 304,000 	Sole
Medicis Pharmaceuticals	NOTE 2.500% 6/0	58470KAA2	 20,864 	 18,024,000 	Sole
Medtronic, Inc	        NOTE 1.625% 4/1	585055AM8	 20,374 	 19,745,000 	Sole
Molson Coors Brewing Co	NOTE 2.500% 7/3	60871RAA8	 89,136 	 76,512,000 	Sole
Morgans Hotel Group	NOTE 2.375%10/1	61748WAB4	 12,868 	 14,623,000 	Sole
Mylan, Inc	        NOTE 3.750% 9/1	628530AJ6	 3,680 		 2,000,000 	Sole
Nash Finch Company	FRNT 3.500% 3/1	631158AD4	 2,599 		 5,250,000 	Sole
National Retail Prop	NOTE 3.950% 9/1	637417AA4	 2,246 		 2,000,000 	Sole
Navistar Intl	        NOTE 3.000%10/1	63934EAL2	 8,673 		 5,710,000 	Sole
NetApp, Inc	        NOTE 1.750% 6/0	64110DAB0	 2,160 		 1,364,000 	Sole
Newmont Mining Corp	NOTE 1.250% 7/1	651639AH9	 124,399 	 93,886,000 	Sole
Newmont Mining Corp	NOTE 1.625% 7/1	651639AJ5	 217 		 160,000 	Sole
Newpark Resources, Inc.	NOTE 4.000%10/0	651718AC2	 11,090 	 10,600,000 	Sole
Northgate Minerals Corp	NOTE 3.500%10/0	666416AB8	 19,287 	 19,370,000 	Sole
Old Republic Intl Corp	NOTE 8.000% 5/1	680223AF1	 32,962 	 27,298,000 	Sole
Omnicom Group	        NOTE 7/0	682134AA9	 110,966 	 98,707,000 	Sole
Onyx Pharmaceuticals	NOTE 4.000% 8/1	683399AB5	 796 		 680,000 	Sole
PHH Corporation	        NOTE 4.000% 9/0	693320AN3	 13,061 	 11,697,000 	Sole
PMI Group, Inc	        NOTE 4.500% 4/1	69344MAK7	 1,817 		 2,360,000 	Sole
Pixelworks	        SDCV 1.750% 5/1	72581MAB3	 5,587 		 5,580,000 	Sole
Powerwave Technologies	NOTE 3.875%10/0	739363AF6	 16,443 	 16,995,000 	Sole
ProLogis	        NOTE 2.250% 4/0	743410AQ5	 3,040 		 3,040,000 	Sole
ProLogis	        NOTE 3.250% 3/1	743410AY8	 29,261 	 24,850,000 	Sole
Providence Service Corp	NOTE 6.500% 5/1	743815AB8	 12,900 	 12,900,000 	Sole
Rayonier Inc	        NOTE 3.750%10/1	75508AAB2	 47,978 	 39,651,000 	Sole
Rentech, Inc	        NOTE 4.000% 4/1	760112AA0	 5,672 		 6,140,000 	Sole
Rite Aid Corp	        NOTE 8.500% 5/1	767754BU7	 23,934 	 23,407,000 	Sole
SBA Communications Corp	NOTE 4.000%10/0	78388JAM8	 2,934 		 2,000,000 	Sole
SBA Communications Corp	NOTE 1.875% 5/0	78388JAN6	 15,408 	 13,500,000 	Sole
Safeguard Scientifics	DBCV 10.125% 3/1 786449AH1	 10,102 	 6,560,000 	Sole
Savient Pharmaceuticals NOTE 4.750% 2/0	80517QAA8	 2,021 		 1,700,000 	Sole
School Specialty, Inc	SDCV 3.750%11/3	807863AL9	 3,283 		 3,250,000 	Sole
School Specialty, Inc	SDCV 3.750%11/3	807863AM7	 10,959 	 10,500,000 	Sole
Sirius XM Radio Inc	NOTE 3.250%10/1	82966UAD5	 3,738 		 3,710,000 	Sole
Sotheby's	        NOTE 3.125% 6/1	835898AC1	 1,887 		 1,150,000 	Sole
Stanley Black & Decker	FRNT 5/1	854616AM1	 64,680 	 51,900,000 	Sole
Steel Dynamics, Inc	NOTE 5.125% 6/1	858119AP5	 15,913 	 12,408,000 	Sole
Sterlite Industries Ltd	NOTE 4.000%10/3	859737AB4	 80,695 	 78,665,000 	Sole
Stewart Enterprises	NOTE 3.375% 7/1	860370AK1	 5,256 		 5,233,000 	Sole
Symantec Corporation	NOTE 1.000% 6/1	871503AF5	 74,354 	 61,475,000 	Sole
Take-Two Intractv Soft	NOTE 4.375% 6/0	874054AA7	 3,191 		 2,000,000 	Sole
Teleflex Incorporated	NOTE 3.875% 8/0	879369AA4	 17,212 	 15,240,000 	Sole
Teva Pharm	        DBCV 0.250% 2/0	88163VAE9	 116,767 	 101,864,000 	Sole
3M Co	                NOTE 11/2	88579YAB7	 137,867 	 143,986,000 	Sole
Time Warner Telecom Inc	DBCV 2.375% 4/0	887319AC5	 2,472 		 2,080,000 	Sole
Transocean Inc	        NOTE 1.500%12/1	893830AV1	 1,117 		 1,120,000 	Sole
Transocean Inc	        NOTE 1.500%12/1	893830AW9	 3,278 		 3,335,000 	Sole
Tyson Foods, Inc	NOTE 3.250%10/1	902494AP8	 32,131 	 24,610,000 	Sole
USEC Inc	        NOTE 3.000%10/0	90333EAC2	 5,184 		 6,500,000 	Sole
United Rentals Inc	NOTE 4.000%11/1	911363AL3	 6,191 		 2,000,000 	Sole
United States Steel 	NOTE 4.000% 5/1	912909AE8	 2,280 		 1,250,000 	Sole
Virgin Media Inc	NOTE 6.500%11/1	92769LAB7	 8,994 		 5,310,000 	Sole
Xilinx, Inc	        SDCV 3.125% 3/1	983919AD3	 5,245 		 4,495,000 	Sole
			 4,140,632
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